Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investment, Fair Value and NAV
The following table represents the Plan’s fair value hierarchy for its investments measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	Total	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
December 31, 2025
Mutual funds	$36,522	$36,522	$—	$—
Common Stock of Northfield Bancorp, Inc.	3,223	3,223	—	—
Self-Directed Brokerage Account	1,803	1,803	—	—
Total investments in the fair value hierarchy	41,548	41,548
Investments measured at Net Asset Value*
Common collective trust funds	1,313
Total investments at fair value	$42,861
December 31, 2024
Mutual funds	$29,405	$29,405	$—	$—
Common Stock of Northfield Bancorp, Inc.	3,520	3,520	—	—
Self-Directed Brokerage Account	1,576	1,576	—	—
Total investments in the fair value hierarchy	34,501	34,501	—	—
Investments measured at Net Asset Value*
Pooled Separate Account	1,391
Total investments at fair value	$35,892

* In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.